Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in MIH (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 52,764	₱ 50,308
Goodwill arising from acquisition	62,941	62,941
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 4,711	₱ 6,895
PCEV's noncontrolling interests	37.66%	36.97%
Share in net assets of MIH	₱ 1,774	₱ 2,549
Goodwill arising from acquisition	4,957	4,701
Carrying amount of interest in MIH	₱ 6,731	₱ 7,250